Consolidated Balance Sheets (Parentheticals) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Allowance for doubtful accounts	¥ 13,246	$ 2,045	¥ 16,587
Accounts payable	160,891	24,837	128,765
Insurance premium payables	5,187	801	2,942
Other payables and accrued expenses	213,562	32,968	109,412
Accrued payroll	48,150	7,433	40,096
Income taxes payable	¥ 60,658	$ 9,364	¥ 54,225
Authorized shares (in Shares)	10,000,000,000	10,000,000,000	10,000,000,000
Par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.001	$ 0.001	¥ 0.001
Shares issued (in Shares)	1,155,059,526	1,155,059,526	1,150,565,906
Shares outstanding (in Shares)	1,155,059,526	1,155,059,526	1,150,565,906
Variable Interest Entities Without Recourse [Member]
Accounts payable	¥ 4,141	$ 639	¥ 4,453
Insurance premium payables	1,680	259	268
Other payables and accrued expenses	5,720	883	7,099
Accrued payroll	1,625	251	1,083
Income taxes payable	¥ 1,152	$ 178	¥ 2,571